Accruals and Other Current Liabilities - Schedule of Account Payable, Accruals and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Account Payable, Accruals and Other Current Liabilities [Abstract]
Other payables	$ 290,555	$ 299,971
Accrued expenses	379,185	451,534
Deposit Received	9,487	9,487
Total	$ 679,227	$ 760,992